Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets [Member] ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Amortization expense of intangible assets
2021	¥ 363,432
2022	303,294
2023	301,696
2024	250,664
2025	¥ 240,959